Asset Acquisition and Project Work in Progress (Details Narrative)	6 Months Ended
Nov. 30, 2025 USD ($)
Asset Acquisition and Project Work in Progress
Estimated fair value	$ 22,000,000
Direct legal expenses	180,819
Due-diligence fees directly	109,833
Capitalized cost	605,093
Cash consideration paid	$ 314,441